Consolidated Statements of Changes in Equity (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Dividend paid per share (in euros per share)		€ 3.76	€ 3.56
Exercise of stock options		€ 7	€ 18
Other changes arising from issuance of restricted shares		1	2
Other movements (b)	[1]		(10)
Exercise of stock options		7	18
Additional paid-in capital
Exercise of stock options		7	18
Exercise of stock options		7	18
Share capital
Exercise of stock options		0	0
Exercise of stock options		€ 0	€ 0

[1]	This line mainly comprises the impact on non-controlling interests arising from divestments and acquisitions.